GOODWILL AND INTANGIBLE ASSETS - Disclosure of composition of intangible assets and accumulated amortization (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		$ 117,670	$ 96,411
Balance at end of year		190,493	117,670	$ 96,411
Capitalized Development costs
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	57,431	42,964
Balance at end of year	[1]	75,186	57,431	42,964
Distribution rights and Brand
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	5,871	5,747
Balance at end of year	[2]	4,884	5,871	5,747
Customer relationships purchased
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	13,278	12,656
Balance at end of year	[2]	16,505	13,278	12,656
Technology
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	21,254	21,543
Balance at end of year	[1]	29,032	21,254	21,543
Goodwill
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		19,263	12,866
Balance at end of year		64,374	19,263	12,866
Patents
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	573	635
Balance at end of year	[1]	512	573	635
Cost
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		166,165	128,900	79,440
Additions		25,124	22,611	16,773
Acquired through business combinations		62,585	16,928	33,085
Disposals				(138)
Translation differences		5,347	(2,274)	(260)
Balance at end of year		259,221	166,165	128,900
Cost | Capitalized Development costs
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	87,307	66,415	49,806
Additions	[1]	22,191	20,930	16,773
Acquired through business combinations	[1]	1,998	0	0
Disposals	[1]			(138)
Translation differences	[1]	1,673	(38)	(26)
Balance at end of year	[1]	113,169	87,307	66,415
Cost | Distribution rights and Brand
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	9,404	8,323	5,292
Additions	[2]	0	0	0
Acquired through business combinations	[2]	0	1,292	3,031
Disposals	[2]			0
Translation differences	[2]	139	(211)	0
Balance at end of year	[2]	9,543	9,404	8,323
Cost | Customer relationships purchased
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	20,154	15,916	8,884
Additions	[2]	0	0	0
Acquired through business combinations	[2]	6,713	4,882	7,092
Disposals	[2]			0
Translation differences	[2]	1,013	(644)	(60)
Balance at end of year	[2]	27,880	20,154	15,916
Cost | Technology
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	29,231	24,574	4,456
Additions	[1]	2,933	1,681	0
Acquired through business combinations	[1]	10,518	3,591	20,148
Disposals	[1]			0
Translation differences	[1]	767	(615)	(30)
Balance at end of year	[1]	43,449	29,231	24,574
Cost | Goodwill
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		19,263	12,866	10,196
Additions		0	0	0
Acquired through business combinations		43,356	7,163	2,814
Disposals				0
Translation differences		1,755	(766)	(144)
Balance at end of year		64,374	19,263	12,866
Cost | Patents
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	806	806	806
Additions	[1]	0	0	0
Acquired through business combinations	[1]	0	0	0
Disposals	[1]			0
Translation differences	[1]	0	0	0
Balance at end of year	[1]	806	806	806
Accumulated amortization:
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		48,495	32,489	24,324
Amortization		19,517	16,221	8,321
Disposals				(138)
Translation differences		716	(215)	(18)
Balance at end of year		68,728	48,495	32,489
Accumulated amortization: | Capitalized Development costs
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	29,876	23,451	18,206
Amortization	[1]	7,955	6,428	5,386
Disposals	[1]			(138)
Translation differences	[1]	152	(3)	(3)
Balance at end of year	[1]	37,983	29,876	23,451
Accumulated amortization: | Distribution rights and Brand
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	3,533	2,576	2,261
Amortization	[2]	1,110	969	315
Disposals	[2]			0
Translation differences	[2]	16	(12)	0
Balance at end of year	[2]	4,659	3,533	2,576
Accumulated amortization: | Customer relationships purchased
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	6,876	3,260	1,693
Amortization	[2]	4,240	3,684	1,574
Disposals	[2]			0
Translation differences	[2]	259	(68)	(7)
Balance at end of year	[2]	11,375	6,876	3,260
Accumulated amortization: | Technology
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	7,977	3,031	2,055
Amortization	[1]	6,151	5,078	984
Disposals	[1]			0
Translation differences	[1]	289	(132)	(8)
Balance at end of year	[1]	14,417	7,977	3,031
Accumulated amortization: | Goodwill
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		0	0	0
Amortization		0	0	0
Disposals				0
Translation differences		0	0	0
Balance at end of year		0	0	0
Accumulated amortization: | Patents
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	233	171	109
Amortization	[1]	61	62	62
Disposals	[1]			0
Translation differences	[1]	0	0	0
Balance at end of year	[1]	$ 294	$ 233	$ 171

[1]	Amortization of technology, patents and development costs are included in “Depreciation and amortization in respect of technology and capitalized development costs”
[2]	Amortization of customer relationship and distribution rights are included under selling, general and administrative expenses.